Property and Equipment	12 Months Ended
May 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4—PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at May 31:

	2017	2016
Computer equipment	$500	$500
Vehicle	15,225	-
Less: accumulated depreciation	(772)	-
Fixed assets, net	$14,953	$500

Depreciation Expense

Depreciation expense for the years ended May 31, 2017 and 2016, was $772 and $0, respectively.